Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Stock-Based Compensation Tables
Summary Of Stock Option Activity

Below is a summary of stock option activity for the six months ended March 31, 2013:

		Weighted Average
	Number of Shares	Exercise Price	Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at 9/30/2012	9,473,661	$0.70	5.81	$153,850
Granted	2,745,000	$0.39	9.92	$901
Exercised	-	$-	-	$-
Expired or Canceled	72,744	$0.85	-	$-
Forfeited	-	$-	-	$-
Vested (RSAs)	-	$-	-	$-
Outstanding at 3/31/2013	12,145,917	$0.63	6.38	$45,084

Below is a summary of stock option activity for the six months ended March 31, 2012:

		Weighted Average
	Number of Shares	Exercise Price	Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at 9/30/2011	8,942,628	$0.82	6.48	$258,555
Granted	351,250	$0.33	9.89	$-
Exercised	-	$-	-	$-
Expired or Canceled	(65,645)	$12.47	-	$-
Forfeited	-	$-	-	$-
Vested (RSAs)	-	$-	-	$-
Outstanding at 3/31/2012	9,228,233	$0.72	6.17	$6,419

Below is a summary of stock option activity for the last three fiscal years ended September 30:

		Weighted Average
			Remaining	Aggregate
	Number	Exercise	Contractual	Intrinsic
	of Shares	Price	Term (in years)	Value
Outstanding at 9/30/2010	7,921,904	$1.12	7.0 years	$874
Granted	1,095,000	$0.53	9.5 years	$8
Exercised	-	$-		$-
Cancelled	(74,276)	$28.30		$-
Forfeited	-	$-		$-
Outstanding at 9/30/2011	8,942,628	$0.82	6.5 years	$259
Granted	691,250	$0.30	9.6 years	$49
Exercised	-	$-		$-
Cancelled	(85,217)	$10.77		$-
Forfeited	(75,000)	$0.41		$3
Outstanding at 9/30/2012	9,473,661	$0.70	5.8 years	$154
Exercisable at 9/30/2012	9,066,895	$0.71	5.6 years	$120

A summary of the status of non-vested shares for the fiscal years ended September 30 was:

		Weighted Average
	Number	Grant-Date
	of Shares	Fair Value
Nonvested at September 30, 2010	1,749,161	613,461
Granted	1,095,000	595,315
Vested	(2,251,254)	(913,167)
Forfeited	-	-
Nonvested at September 30, 2011	592,907	295,461
Granted	691,250	190,660
Vested	(839,891)	(369,320)
Forfeited	(37,500)	(10,607)
Nonvested at September 30, 2012	406,766	106,194

Details Of Stock Options

The details of stock options for the six months ended March 31, 2013 were as follows:

	Options Outstanding			Options Exercisable
			Weighted			Weighted
	Number	Weighted	Average	Number	Weighted	Average
Range of	Outstanding at	Average	Remaining	Exercisable at	Average	Remaining
Exercise	March 31,	Exercise	Contractual	December 31,	Exercise	Contractual
Prices	2013	Price	Life (in years)	2012	Price	Life (in years)
$0.23-$0.30	1,612,500	$0.29	6.81	1,491,670	$0.30	6.60
$0.31-$0.40	6,501,500	$0.39	8.32	3,796,817	$0.38	7.19
$0.41-$0.50	177,000	$0.46	6.25	177,000	$0.46	6.25
$0.51-$0.60	963,750	$0.59	6.14	963,750	$0.59	6.14
$0.61-$0.70	66,500	$0.68	3.38	66,500	$0.68	3.38
$0.71-$0.80	382,250	$0.75	4.17	382,250	$0.75	4.17
$0.81-$0.90	697,091	$0.88	3.51	697,091	$0.88	3.51
$0.91-$1.00	44,500	$0.94	2.49	44,500	$0.94	2.49
$1.01-$1.50	1,337,519	$1.48	0.43	1,337,519	$1.48	0.43
$1.51-$5.00	363,307	$2.77	1.26	363,307	$2.77	1.26

The details of stock options for the fiscal year ended September 30, 2012 are as follows:

	Options Outstanding			Options Exercisable
			Weighted			Weighted
	Number	Weighted	Average	Number	Weighted	Average
Range of	Outstanding at	Average	Remaining	Exercisable at	Average	Remaining
Exercise	September 30,	Exercise	Contractual	September 30,	Exercise	Contractual
Prices	2012	Price	Life (in years)	2012	Price	Life (in years)
$0.23-$0.30	1,601,250	$0.29	7.28	1,318,856	$0.30	6.75
$0.31-$0.40	3,767,750	$0.38	7.67	3,643,378	$0.39	7.61
$0.41-$0.50	177,000	$0.46	6.75	177,000	$0.46	6.75
$0.51-$0.60	963,750	$0.59	6.64	963,750	$0.59	6.64
$0.61-$0.70	66,500	$0.68	3.88	66,500	$0.68	3.88
$0.71-$0.80	382,250	$0.75	4.66	382,250	$0.75	4.66
$0.81-$0.90	769,835	$0.88	3.66	769,835	$0.88	3.66
$0.91-$1.00	44,500	$0.94	2.99	44,500	$0.94	2.99
$1.01-$1.50	1,337,519	$1.48	0.93	1,337,519	$1.48	0.93
$1.51-$5.00	363,307	$2.77	1.75	363,307	$2.77	1.75

Stock-based compensation expense

Stock-based compensation expense recognized in the statement of operations is as follows (in thousands):

	For the three months ended March 31,		For the six months ended March 31,
	2013	2012	2013	2012
Research and Development Expenses	$5	$-	$9	$7
General and Administrative Expenses	232	148	300	340
	$237	$148	$309	$347

Stock-based compensation expense recognized in the statement of operations is as follows (in thousands):

	For the fiscal year ended September 30,
	2012	2011
Research and Development Expenses	$14	$79
General and Administrative Expenses	554	914
Total Stock-based Compensation Expense	$568	$993

Assumptions Of Stock Based Compensation

The fair value of the options associated with the above compensation expense was determined at the date of the grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	For the six months ended March 31,
	2013	2012
Dividend yield	0%	0%
Expected volatility	154.6%	151%
Risk-free interest rate	0.86%	1.08%
Expected term	5.27 years	5.06 years

The fair value of the options associated with the above compensation expense was determined at the date of the grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	For the fiscal year ended September 30,
	2012	2011
Dividend yield	0%	0%
Expected volatility	146%	89% - 179%
Risk-free interest rate	0.90%	1.1% - 3.7%
Expected option life after shares are vested	5.23 years	8.35 years